SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Summary of assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model

	2012	2013	2014
Expected volatility (1)	42% - 43%	37%	40.3%
Risk-free interest rate (2)	2.08% - 2.73%	4.09%	2.54%
Expected dividend yield (3)	0%	0%	0%
Exercise multiple (4)	2.0 and 2.8	2.0	2.0
Fair value of the underlying ordinary shares (5)	9.84 - 10.96	11.48	14.16

(1)Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of the Company and listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)Risk-free interest rate

Risk free interest rate was estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)Expected dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of the exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)Fair value of the underlying ordinary shares

The fair value of the underlying ordinary shares was estimated based on the closing market price of the Company's ordinary shares as of the grant date.

Summary of share options to employees and non-employees

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	3,014,086	7.72	7.7	11,349

Granted	—
Exercised	(303,891)	6.92
Expired	(1,520)	7.91
Forfeited	(37,879)	7.59

Outstanding as at December 31, 2014	2,670,796	7.81	6.7	16,960

Exercisable as at December 31, 2014	2,474,570	7.81	6.6	15,704

Expected to vest at December 31, 2014	879,098	7.76	7.6	1,256

Summary of restricted shares

Restricted Shares	Number of restricted shares	Weighted average grant date fair value	Aggregate intrinsic value
Outstanding as of January 1, 2014	—	—	—

Granted	1,816,135	12.57	2,884
Vested	(32,722)	12.61	(51)
Forfeited	—	—	—

Outstanding as of December 31, 2014	1,783,413	12.57	2,833

Vested and expected to vest as of December 31, 2014	1,816,135	12.57	2,884